Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Current assets:
Cash and cash equivalents	$ 32,586,352	$ 51,130,992
Trade accounts receivable, net	8,131,458	8,457,302
Other accounts receivable, net	339,560	315,006
Income taxes receivable	6,380,909	6,691,366
Other recoverable taxes	6,304,198	6,593,730
Derivative financial instruments	251,738	11,237
Due from related parties	1,450,238	311,224
Transmission rights	1,725,630	888,344
Inventories	1,261,304	1,448,278
Contract costs	2,011,512	1,918,287
Reimbursement receivable		1,431,486
Other current assets	1,661,644	2,379,571
Total current assets	62,104,543	81,576,823
Non-current assets:
Trade accounts receivable, net of current portion	428,701	438,376
Non-current account receivable due from related party	4,630,459	6,365,038
Derivative financial instruments		532,344
Transmission rights	641,154	1,022,782
Investments in financial instruments	2,586,601	3,389,485
Investments in associates and joint ventures	43,427,638	50,450,949
Property, plant and equipment, net	77,848,576	82,236,399
Investment property, net	2,790,173	2,873,165
Right-of-use assets, net	6,085,861	6,670,298
Intangible assets, net and goodwill	40,389,842	41,123,587
Deferred income tax assets	18,203,133	18,769,968
Contract costs	3,318,674	3,399,939
Other assets	214,902	258,378
Total non-current assets	200,565,714	217,530,708
Total assets	262,670,257	299,107,531
Current liabilities:
Current portion of long-term debt	9,987,932	1,000,000
Interest payable	1,506,766	1,761,069
Current portion of lease liabilities	1,280,932	1,373,233
Derivative financial instruments		71,401
Trade accounts payable and accrued expenses	12,861,122	16,083,858
Customer advances	1,391,553	1,841,097
Income taxes payable	774,433	4,457,904
Other taxes payable	2,948,135	2,661,210
Employee benefits	1,563,942	1,384,808
Due to related parties	579,023	88,324
Current portion of deferred revenue	287,667	287,667
Provision for lawsuit settlement agreement		1,850,220
Other current liabilities	1,709,357	1,510,127
Total current liabilities	34,890,862	34,370,918
Non-current liabilities:
Long-term debt, net of current portion	78,547,927	104,240,650
Lease liabilities, net of current portion	6,010,618	6,995,839
Deferred revenue, net of current portion	4,890,347	5,178,014
Deferred income tax liabilities	1,053,543	1,249,475
Post-employment benefits	733,049	771,468
Other non-current liabilities	1,871,478	2,171,262
Total non-current liabilities	93,106,962	120,606,708
Total liabilities	127,997,824	154,977,626
EQUITY
Capital stock	4,722,776	4,836,708
Additional paid-in capital	15,889,819	15,889,819
Retained earnings	120,400,302	131,053,859
Accumulated other comprehensive loss, net	(9,866,793)	(10,823,878)
Shares repurchased	(11,865,735)	(12,648,558)
Equity attributable to stockholders of the Company	119,280,369	128,307,950
Non-controlling interests	15,392,064	15,821,955
Total equity	134,672,433	144,129,905
Total liabilities and equity	$ 262,670,257	$ 299,107,531